INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of net deferred tax assets (liability)

	December 31,	December 31,
	2023	2022
Deferred tax assets (liability)
Net operating loss carryforward	$—	$—
Unrealized gain on marketable securities	—	—
Business combination expenses	437,530	427,319
Start up costs	974,835	745,713
Total deferred tax assets (liability)	1,412,365	1,173,032
Valuation Allowance	(1,412,365)	(1,173,032)
Deferred tax assets (liability), net of allowance	$—	$—

Schedule of income tax (benefit) provision

	December 31,	December 31,
	2023	2022
Federal
Current	$726,038	$536,853
Deferred	(239,332)	(575,221)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	239,332	575,221
Income tax provision	$726,038	$536,853

Schedule of federal income tax rate to the company's effective tax rate

	December 31,	December 31,
	2023	2022

Statutory federal income tax rate	21.0%	21.0%
Business combination expenses	15.27%	(0.51)%
Change in fair value of warrant liability	1.70%	(12.61)%
Change in fair value of PIPE derivative liability	(6.07)%	(8.28)%
Transaction costs - warrants	0.0%	0.0%
Penalties & Interest	0.08%	0.07%
Valuation allowance	15.73%	4.97%
Income tax provision	47.71%	4.64%